UNITED STATES
           SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C. 20549

                      FORM 13F

                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: [06/30/00]

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Pat Neylon
Title:     Portfolio Manager - Domestic Equity
Phone:     573-632-6165

Signature, Place, and Date of Signing:

J. Patrick Neylon, Jefferson City, MO, August 14, 2000


13F File Number:  xx-99999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, current and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Missouri State Employees' Retirement System
Address:    907 Wildwood Dr.
            Jefferson City, MO 65109

Report Type (Check Only one.):

[ X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURIITIES EXCHANGE ACT OF 1934.
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                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:		0

Form 13F Information Table Value Total:         $0

List of Other Included Managers:

 No.            13F File Number         Name

 00             00-00000                No other managers included.
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
                                                             FORM 13F INFORMATION TABLE
                                                           VALUE     SHARES/    SH/ PUT/ INVSTMT  OTHER      VOTING AUTHORITY
      NAME OF ISSUER       TITLE OF CLASS      CUSIP       (X$1000)  PRN AMT    PRN CALL DSCRETN  MANAGERS   SOLE    SHARED   NONE
